Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2015
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid Expenses and Other Current Assets
5.	PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consist of the following:

	December 31,
	2014	2015
	RMB	RMB	US$
Prepayments	42,120	272,859	42,122
Rental deposits	843	10,051	1,552
Staff advances	2,435	6,529	1,008
Interest receivable	12,040	9,944	1,535
Receivables from third-party payment platform	12,283	4,598	710
Other receivables	4,190	34,696	5,356

	73,911	338,677	52,283

Prepayments primarily include prepaid purchase cost for new vehicles, prepaid marketing expenses and prepaid VAT and surcharges. As of December 31, 2014 and 2015, prepaid purchase cost for new vehicles were nil and RMB191,341 (US$29,538), respectively.